Inventories - Schedule of Movement of Inventory Provision /(Reversal) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Movement of Inventory Provision /(Reversal) [Abstract]
At beginning of year	¥ 612	¥ 577	¥ 266
Provision/(reversal)	(223)	35	311
At end of year	¥ 389	¥ 612	¥ 577